NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Within operating activities	$ 1,770	$ 1,394	$ 527
Within financing activities	4,018	3,755	2,596
Short-term leases	3,502	2,338	1,132
Total	$ 9,290	$ 7,487	$ 4,255